Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Common stocks: 97.83%
Communication services: 8.82%
Diversified telecommunication services: 3.00%
Verizon Communications Incorporated	235,998	$ 13,222,968
Media: 5.82%
Comcast Corporation Class A	450,200	25,670,404
Consumer discretionary: 0.68%
Specialty retail: 0.68%
The Home Depot Incorporated	9,418	3,003,306
Consumer staples: 0.52%
Food & staples retailing: 0.52%
Walmart Incorporated	16,335	2,303,562
Energy: 0.70%
Oil, gas & consumable fuels: 0.70%
Phillips 66	35,880	3,079,222
Financials: 0.72%
Banks: 0.72%
JPMorgan Chase & Company	20,461	3,182,504
Health care: 1.24%
Biotechnology: 0.52%
Amgen Incorporated	9,458	2,305,388
Health care providers & services: 0.72%
UnitedHealth Group Incorporated	7,915	3,169,483
Information technology: 12.45%
Communications equipment: 2.87%
Cisco Systems Incorporated	238,967	12,665,251
IT services: 9.58%
MasterCard Incorporated Class A	35,630	13,008,157
Visa Incorporated Class A	125,000	29,227,500
		42,235,657
Real estate: 2.05%
Equity REITs: 2.05%
American Tower Corporation	33,479	9,044,017
Utilities: 70.65%
Electric utilities: 42.43%
Alliant Energy Corporation	182,865	10,196,552
American Electric Power Company Incorporated	238,088	20,139,864
Duke Energy Corporation	217,240	21,445,933
Entergy Corporation	120,985	12,062,205
Eversource Energy	126,952	10,186,628
Exelon Corporation	359,307	15,920,893
FirstEnergy Corporation	205,868	7,660,348
See accompanying notes to portfolio of investments

Wells Fargo Utility and Telecommunications Fund  |  1

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Electric utilities (continued)
NextEra Energy Incorporated	711,832	$ 52,163,049
The Southern Company	356,660	21,581,497
Xcel Energy Incorporated	238,866	15,736,492
		187,093,461
Gas utilities: 3.10%
Atmos Energy Corporation	97,312	9,352,656
ONE Gas Incorporated	58,135	4,308,966
		13,661,622
Multi-utilities: 22.77%
Ameren Corporation	133,679	10,699,667
CenterPoint Energy Incorporated	210,396	5,158,910
CMS Energy Corporation	208,002	12,288,758
Dominion Energy Incorporated	307,461	22,619,906
DTE Energy Company	73,223	9,489,701
Public Service Enterprise Group Incorporated	158,388	9,462,099
Sempra Energy	131,761	17,455,697
WEC Energy Group Incorporated	149,041	13,257,197
		100,431,935
Water utilities: 2.35%
American Water Works Company Incorporated	67,273	10,368,787
Total Common stocks (Cost $269,370,501)		431,437,567

		Yield
Short-term investments: 2.25%
Investment companies: 2.25%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	9,929,898	9,929,898
Total Short-term investments (Cost $9,929,898)				9,929,898
Total investments in securities (Cost $279,300,399)	100.08%			441,367,465
Other assets and liabilities, net	(0.08)			(350,128)
Total net assets	100.00%			$441,017,337

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

2  |  Wells Fargo Utility and Telecommunications Fund

Portfolio of investments—June 30, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$5,837,687	$8,761,816	$(4,669,605)	$0	$0	$9,929,898	2.25%	9,929,898	$411
See accompanying notes to portfolio of investments

Wells Fargo Utility and Telecommunications Fund  |  3

Notes to portfolio of investments—June 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

4  |  Wells Fargo Utility and Telecommunications Fund

Notes to portfolio of investments—June 30, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$38,893,372	$0	$0	$38,893,372
Consumer discretionary	3,003,306	0	0	3,003,306
Consumer staples	2,303,562	0	0	2,303,562
Energy	3,079,222	0	0	3,079,222
Financials	3,182,504	0	0	3,182,504
Health care	5,474,871	0	0	5,474,871
Information technology	54,900,908	0	0	54,900,908
Real estate	9,044,017	0	0	9,044,017
Utilities	311,555,805	0	0	311,555,805
Short-term investments
Investment companies	9,929,898	0	0	9,929,898
Total assets	$441,367,465	$0	$0	$441,367,465
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended June 30, 2021, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Utility and Telecommunications Fund  |  5